Capital Management (Tables)	12 Months Ended
Mar. 31, 2019
Capital Management [Abstract]
Summary of Cash Equivalents, Short-term Investments and Restricted Short-term Investment

The Corporation cash equivalents, short-term investments and restricted short-term investment as at March 31, 2019 and 2018 are as follows:

			March 31,			March 31,
			2019			2018
	Maturity			Maturity
	date	Rate	Amount	date	Rate	Amount

Term deposit (1)	—	1.55%	$6,142,647	April 27, 2018	1.12%	$18,502,297
Restricted short-term investment as pledge for the acquisition of Biodroga	—	—	—	May 28, 2018	1.20%	2,350,000
Short-term investment	Dec. 11, 2019	1.40%	48,000	Dec. 11, 2018	0.90%	60,000

(1) Cashable at any time at the discretion of the Corporation, under certain conditions.